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                                                        HARTFORD LIFE





                                                        Sharon Loghmani
                                                        Legal Specialist

November 14, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    Hartford Leaders Plus
    File No. 333-91927

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

    1. The form of Prospectus supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

    2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 13, 2001.

If you have any additional questions, please feel free to contact me at (860) 843-5910.

Yours sincerely,

/s/ Sharon Loghmani

Sharon Loghmani